Taxation (Details 3) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Allowance and reserves	$ 3,973,199	$ 2,807,768
Accrued expenses	738,298	1,683,185
Revenue recognition difference	162,322	343,377
Advertising expenses	1,765,847	4,420,265
YiyangYukang long-term assets reduction	0	812
Net operating losses	31,156,628	21,985,889
Deferred Tax Assets, Gross, Total	37,796,294	31,241,296
Less: valuation allowance	(36,720,140)	(30,287,901)
Deferred Tax Assets, Net of Valuation Allowance, Total	1,076,154	953,395
Deferred tax liabilities:
Unrealized gain on available-for-sale securities	(44,449,212)	(855,709)
Deferred Tax Liabilities, Net	(44,449,212)	(855,709)
Deferred Tax Assets, Net, Total	(43,373,058)	97,686
Deferred tax assets were analyzed as:
Current	1,076,154	953,395
Deferred tax liabilities were analyzed as:
Non-current	(44,449,212)	(855,709)
Deferred Tax Liabilities, Net	(44,449,212)	(855,709)
Deferred Tax Assets, Net, Total	$ (43,373,058)	$ 97,686